THAILAND MANUFACTURING FACILITY FLOOD (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Amount Of Insurance Recoverable

Real and personal property:
Property, plant and equipment	$13
Inventory	6
Incremental costs incurred to restore operations	2

$21

Rollforward Of Insurance Recoverable

Insurance recoverable as of December 31, 2011	$21
Cash advance from insurance carrier	(30)
Incremental costs incurred to restore operations	9

Insurance recoverable as of December 31, 2012	$—